Lease (Tables)	6 Months Ended
Jun. 30, 2026
Lease [Abstract]
Schedule of Operating Lease Right-of-Use Asset and Operating lease Liabilities

The following table summarizes the classification of operating lease right-of-use asset and operating lease liabilities in the Group’s unaudited condensed consolidated balance sheets:

As of
	June 30, 2026	December 31, 2025
	(Unaudited)	(Audited)
Assets
Operating lease right-of-use asset, net	$707,728	$828,697

Liabilities
Operating lease liabilities	—	—

Schedule of Operating Lease Activities

Information related to operating lease activities during the six months ended June 30, 2026, 2025 and 2024 are as follows:

	For the Six Months Ended June 30,
	2026	2025	2024
	(Unaudited)	(Unaudited)	(Unaudited)
Amortization of operating lease right-of-use asset	$115,026	$—	$—
Accretion of interest on operating lease liabilities	—	—	—
Total operating lease expenses	$115,026	$—	$—